Note 9 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement Line Items [Line Items]
Tax income (expense)	$ 2,062	$ 1,988
Applicable tax rate	27.00%	27.00%